SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash equivalents	$ 2,047,307		$ 2,551,834	$ 3,862,716
Research and development costs	29,435	$ 69,092	237,871	176,431
Advertising expenses	0	0	0	0
Revenue
Cash excess of FDIC insurance limits	1,943,692		2,409,486	3,285,197
Federal money market fund	$ 1,943,692		$ 2,409,486
Share price	$ 1		$ 1
Funds invests, percentage	99.50%		99.50%
Available for sale securities debt securities
Valuation allowance increase decrease			455,606	524,014
Deposits paid				$ 98,480
Ownership interest percentage				15.00%
Deposits			95,872
Remaining deposits			0
Asset impairment expense			$ 95,872
Global Silk Solutions [Member]
Equity investment percentage	15.00%		15.00%